3. Acquisition of License Agreements	6 Months Ended	12 Months Ended
	Oct. 31, 2016	Apr. 30, 2016
Notes
3. Acquisition of License Agreements

3. Acquisition of License Agreements

(a)        On January 14, 2016, the Company entered into a purchase agreement with a company controlled by the President and Director of the Company. Pursuant to the agreement, the Company agreed to purchase two licenses including the accounts receivable generated by the two licenses, in exchange for 20,000,000 common shares of the Company.

In accordance with ASC 805-50, "Business Combinations: Related Issues", the purchase agreement was deemed an acquisition of assets between entities under common control for accounting purposes as the transaction was non arms-length. The licenses and accounts receivable acquired were recorded at their carrying value of $nil.

(b)           On January 18, 2016, the Company entered into a license agreement (the "Agreement") with Comsec Solutions Limited ("Comsec") where the Company acquired the right to market and distribute Watchdog, a market leading web monitoring tool owned by Comsec, in North and South America. In exchange for the rights, the Company agreed to pay a monthly base fee of up to £4,750, depending on the service provided, and 15% commission fee for all revenues including a minimum revenue base of £140,000 in the first year and £100,000 in subsequent years.

NOTE 3.  Acquisition of License Agreements

a) On January 14, 2016, the Company entered into a purchase agreement with a company controlled by the President and Director of the Company. Pursuant to the agreement, the Company agreed to purchase two licenses including the accounts receivable generated by the two licenses, in exchange for 20,000,000 common shares of the Company.

In accordance with ASC 805-50, "Business Combinations: Related Issues", the purchase agreement was deemed an acquisition of assets between entities under common control for accounting purposes as the transaction was non arms-length. The licenses and accounts receivable acquired were recorded at their carrying value of $nil.

b) On January 18, 2016, the Company entered into a license agreement (the "Agreement") with Comsec Solutions Limited ("Comsec") where the Company acquired the right to market and distribute Watchdog, a market leading web-monitoring tool owned by Comsec, in North and South America. In exchange for the rights, the Company agreed to pay a monthly base fee of up to £4,750, depending on the service provided, and 15% commission fee for all revenues including a minimum revenue base of £140,000 in the first year and £100,000 in subsequent years.